Restatement of Certain Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Restatement Of Certain Consolidated Financial Statements [Abstract]
Effects of the restatement on the Company's consolidated financial statements

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,092,870	937,000	6,029,870
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)